THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $1,460,186,593)
U.S. TREASURY OBLIGATIONS — 49.2%

	Face Amount	Fair Value
U.S. Treasury Notes
3.125%, 11/15/28	$151,484,000	$165,685,625
2.750%, 11/30/20	114,088,100	115,211,155
2.625%, 02/15/29	177,967,000	184,561,010
2.500%, 12/31/20	117,493,000	118,351,290
2.375%, 05/15/29	75,400,000	77,756,250

U.S. Treasury Bills
2.291%, 08/29/19(A)	57,208,000	57,122,191

TOTAL U.S. TREASURY OBLIGATIONS (Cost $699,991,043)		$718,687,521

COMMON STOCK — 46.7%

	Shares	Fair Value

AUSTRALIA — 0.7%
Newcrest Mining	412,388	$10,033,963

BRAZIL — 0.8%
BB Seguridade Participacoes	1,374,500	11,708,830

CANADA — 4.9%
Agnico Eagle Mines	172,416	9,005,288
Canadian Natural Resources	980,300	24,830,603
Franco-Nevada	104,388	9,064,010
Restaurant Brands International	405,740	29,903,038

		72,802,939

CHINA — 1.0%
111 ADR*	1,076,881	3,984,460
Yum China Holdings	226,361	10,299,425

		14,283,885

DENMARK — 0.7%
Novo Nordisk, Cl B	202,200	9,711,643

FRANCE — 2.7%
Danone	239,585	20,793,349
Faurecia	402,397	19,154,550

		39,947,899

GERMANY — 1.2%
Siemens	159,371	17,464,228

INDIA — 1.7%
HDFC Bank ADR	213,876	24,591,462

INDONESIA — 0.6%
Bank Central Asia	1,756,200	3,877,748
Bank Mandiri Persero	6,519,200	3,709,112

		7,586,860

ITALY — 1.0%
UniCredit	1,269,613	14,976,638

JAPAN — 0.4%
Showa Denko	222,900	6,040,162

RUSSIA — 3.6%
Evraz	1,198,558	9,488,766
Lukoil PJSC ADR	217,637	17,915,878

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
RUSSIA — (continued)
Sberbank of Russia PJSC ADR	1,691,604	$25,289,480

		52,694,124

SOUTH KOREA — 0.7%
Samsung Electronics	277,831	10,649,680

SPAIN — 1.8%
Telefonica	3,496,939	26,792,033

SWITZERLAND — 2.4%
Roche Holding	131,635	35,292,818

UNITED KINGDOM — 2.1%
Lloyds Banking Group	22,736,920	14,745,956
Playtech PLC	3,067,654	16,556,304

		31,302,260

UNITED STATES — 20.4%
Activision Blizzard	240,119	11,703,400
Ally Financial	247,877	8,157,632
Amgen	42,477	7,925,359
Citigroup	109,211	7,771,455
Coca-Cola	346,967	18,260,873
Comcast, Cl A	341,760	14,753,779
Electronic Arts*	56,508	5,226,990
Ford Motor	1,008,700	9,612,911
Gaming and Leisure Properties†	271,347	10,232,495
Gilead Sciences	456,136	29,886,031
McKesson	63,700	8,851,115
MGM Growth Properties, Cl A†	328,622	9,812,653
Newmont Goldcorp	231,365	8,449,450
Philip Morris International	470,318	39,323,288
Schlumberger	745,756	29,807,867
Under Armour, Cl A*	438,451	10,115,064
VICI Properties†	523,897	11,179,962
Walmart	181,225	20,003,615
Walt Disney	244,033	34,899,159

		295,973,098

TOTAL COMMON STOCK (Cost $672,787,387)		$681,852,522

TOTAL INVESTMENTS — 95.9% (Cost $1,372,778,430)		$1,400,540,043

PURCHASED OPTIONS (1) — 0.1%

	Contracts	Fair Value
Total Purchased Options — 0.1% (Cost $3,508,103)	55,752,915	$895,167

WRITTEN OPTIONS (1) — 0.1%

	Contracts	Fair Value

Total Written Options — 0.1% (Proceeds $824,531)	(55,750,037)	$(1,197,782)

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2019
(Unaudited)

PURCHASED OPTIONS — 0.1%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
Call Option

UNITED STATES — 0.0%
December 2019, EUR Call USD Put*	55,750,000	$344,520	$1.17	12/21/19	$180,798

Put Options

GERMANY — 0.1%
September 19 Puts on DAX*	742	997,301	11,400.00	09/21/19	283,372

SOUTH KOREA — 0.0%
October 19 Puts on KOSPI2*	594	460,497	250.00	10/19/19	227,339

TAIWAN — 0.0%
September 19 Puts on TWSE*	1,432	360,185	9,600.00	09/21/19	36,423

UNITED STATES — 0.0%
July 19 Puts on SPX*	110	677,930	2,750.00	08/17/19	550
September 19 Puts on NDX*	37	667,671	7,200.00	09/21/19	166,685

Total Purchased Options					$895,167

WRITTEN OPTIONS — (0.1)%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
Call Options

UNITED STATES — (0.1)%
December 2019, EUR Call USD Put*	(55,750,000)	$(127,482)	$1.20	12/21/19	$(68,912)
September 19 Calls on NDX*	(37)	(697,049)	7,700.00	09/21/19	(1,128,870)

Total Written Options					$(1,197,782)

* Non-income producing security.
† Real Estate Investment Trust.
^ Represents cost.
(1) Refer to table below for details on Options Contracts.
(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Open futures contracts held by the Fund at July 31, 2019, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	1,184	Aug-2019	$18,075,564	$19,032,800	$957,236
Gold	442	Dec-2019	63,636,115	63,550,760	(85,355)
NASDAQ 100 Index E-MINI	94	Sep-2019	14,934,222	14,789,490	(144,732)

			$96,645,901	$97,373,050	$727,149

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2019
(Unaudited)

Open OTC swap agreements held by the Fund at July 31, 2019, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
Goldman Sachs	GSCHIUS Basket Index * *	USD 1D FUNDS FED + 50 BPS	Total Return	At Maturity	03/23/22	$ (71,520,965)	$(2,023,611)	$ -	$ (2,023,611)

						$ (71,520,965)	$(2,023,611)	$ -	$ (2,023,611)

** The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps as of July 31, 2019.

Goldman Sachs Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized (Depreciation)	Fair Value	Percentage of Basket
GSCHIUS Index
15,572	Acceleron Pharma Inc	$(485,090)	$(13,725)	$(13,725)	0.68%
16,101	Aerie Pharmaceuticals Inc	(248,946)	(7,044)	(7,044)	0.35
8,881	Alamo Group Inc	(620,289)	(17,550)	(17,550)	0.87
12,344	Albemarle Corp	(642,591)	(18,181)	(18,181)	0.90
9,497	Alnylam Pharmaceuticals Inc	(525,758)	(14,876)	(14,876)	0.74
8,997	AnaptysBio Inc	(344,784)	(9,755)	(9,755)	0.48
54,889	ANGI Homeservices Inc	(542,411)	(15,347)	(15,347)	0.76
11,624	Aptiv PLC	(726,945)	(20,568)	(20,568)	1.02
84,582	Archrock Inc	(662,635)	(18,749)	(18,749)	0.93
6,604	Atlassian Corp PLC	(660,239)	(18,681)	(18,681)	0.92
16,738	Audentes Therapeutics Inc	(464,804)	(13,151)	(13,151)	0.65
14,767	Avanos Medical Inc	(429,036)	(12,139)	(12,139)	0.60
20,337	Avista Corp	(667,916)	(18,898)	(18,898)	0.93
183,473	BEST Inc	(654,540)	(18,520)	(18,520)	0.92
4,991	Bluebird Bio Inc	(467,320)	(13,222)	(13,222)	0.65
39,595	Boingo Wireless Inc	(424,330)	(12,006)	(12,006)	0.59
538,183	Bombardier Inc	(662,914)	(18,756)	(18,756)	0.93
22,577	Brooks Automation Inc	(625,017)	(17,684)	(17,684)	0.87
7,885	Cabot Microelectronics Corp	(684,396)	(19,364)	(19,364)	0.96
17,000	California Water Service Group	(647,594)	(18,323)	(18,323)	0.91
102,983	Callon Petroleum Co	(361,513)	(10,229)	(10,229)	0.51
9,626	Cantel Medical Corp	(633,792)	(17,932)	(17,932)	0.89
11,283	CarMax Inc	(706,505)	(19,990)	(19,990)	0.99
12,357	Carvana Co	(560,390)	(15,856)	(15,856)	0.78
10,426	Chart Industries Inc	(561,864)	(15,897)	(15,897)	0.79
8,786	Churchill Downs Inc	(750,063)	(21,222)	(21,222)	1.05
6,745	Coherent Inc	(668,223)	(18,907)	(18,907)	0.93
15,604	Compass Minerals International Inc	(621,803)	(17,593)	(17,593)	0.87
7,515	Concho Resources Inc	(523,755)	(14,819)	(14,819)	0.73
7,696	Coupa Software Inc	(745,196)	(21,085)	(21,085)	1.04
13,819	Cubic Corp	(652,723)	(18,468)	(18,468)	0.91
13,611	CyrusOne Inc	(557,437)	(15,772)	(15,772)	0.78
7,745	Diamondback Energy Inc	(571,560)	(16,172)	(16,172)	0.80
28,070	Dollarama Inc	(744,821)	(21,074)	(21,074)	1.04
19,057	DR Horton Inc	(624,517)	(17,670)	(17,670)	0.87
14,292	Edison International	(760,110)	(21,507)	(21,507)	1.06
12,468	Envestnet Inc	(635,257)	(17,974)	(17,974)	0.89
68,655	Evoqua Water Technologies Corp	(696,571)	(19,709)	(19,709)	0.97
48,934	EW Scripps Co/The	(535,238)	(15,144)	(15,144)	0.75
6,679	Exact Sciences Corp	(548,553)	(15,521)	(15,521)	0.77
96,344	First Quantum Minerals Ltd	(635,711)	(17,987)	(17,987)	0.89
14,123	First Solar Inc	(649,850)	(18,387)	(18,387)	0.91
12,113	Fox Factory Holding Corp	(692,101)	(19,582)	(19,582)	0.97
11,056	GATX Corp	(606,306)	(17,155)	(17,155)	0.85
32,691	GCP Applied Technologies Inc	(513,850)	(14,539)	(14,539)	0.72
13,641	GrubHub Inc	(658,232)	(18,624)	(18,624)	0.92
6,413	Haemonetics Corp	(558,598)	(15,805)	(15,805)	0.78
35,261	Hain Celestial Group Inc/The	(547,705)	(15,497)	(15,497)	0.77
30,776	Hilton Grand Vacations Inc	(718,048)	(20,316)	(20,316)	1.00
2,851	ICU Medical Inc	(517,579)	(14,644)	(14,644)	0.72
40,645	Immunomedics Inc	(427,753)	(12,103)	(12,103)	0.60
9,240	Ingevity Corp	(649,649)	(18,381)	(18,381)	0.91

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2019
(Unaudited)

Goldman Sachs Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized (Depreciation)	Fair Value	Percentage of Basket
GSCHIUS Index (continued)
47,131	Inovalon Holdings Inc	$(504,419)	$(14,272)	$(14,272)	0.71%
6,146	Insulet Corp	(539,113)	(15,254)	(15,254)	0.75
13,001	Integra LifeSciences Holdings Corp	(588,019)	(16,637)	(16,637)	0.82
9,143	iRobot Corp	(476,870)	(13,493)	(13,493)	0.67
8,875	JB Hunt Transport Services Inc	(648,239)	(18,341)	(18,341)	0.91
127,314	Kosmos Energy Ltd	(545,940)	(15,447)	(15,447)	0.76
12,811	Lamb Weston Holdings Inc	(613,520)	(17,359)	(17,359)	0.86
2,217	LendingTree Inc	(510,203)	(14,436)	(14,436)	0.71
22,406	Liberty Media Corp-Liberty Formula One	(629,555)	(17,813)	(17,813)	0.88
176,655	Lundin Mining Corp	(612,531)	(17,331)	(17,331)	0.86
3,902	Martin Marietta Materials Inc	(689,755)	(19,516)	(19,516)	0.96
37,092	Marvell Technology Group Ltd	(694,974)	(19,664)	(19,664)	0.97
41,193	Matador Resources Co	(518,167)	(14,661)	(14,661)	0.72
11,513	Merit Medical Systems Inc	(324,145)	(9,171)	(9,171)	0.45
13,450	MyoKardia Inc	(522,341)	(14,779)	(14,779)	0.73
31,089	National Vision Holdings Inc	(700,729)	(19,826)	(19,826)	0.98
10,848	Neogen Corp	(552,639)	(15,636)	(15,636)	0.77
34,973	Noble Energy Inc	(550,967)	(15,589)	(15,589)	0.77
12,274	Northwest Natural Holding Co	(625,460)	(17,697)	(17,697)	0.87
21,775	Nutanix Inc	(352,678)	(9,979)	(9,979)	0.49
11,043	NV5 Global Inc	(626,158)	(17,716)	(17,716)	0.88
5,349	NVIDIA Corp	(643,922)	(18,219)	(18,219)	0.90
45,143	Oceaneering International Inc	(497,637)	(14,080)	(14,080)	0.70
44,372	Oil States International Inc	(472,358)	(13,365)	(13,365)	0.66
7,810	Okta Inc	(729,041)	(20,627)	(20,627)	1.02
8,702	Ollie’s Bargain Outlet Holdings Inc	(525,829)	(14,878)	(14,878)	0.74
13,957	Ormat Technologies Inc	(652,768)	(18,469)	(18,469)	0.91
28,249	Pagseguro Digital Ltd	(876,368)	(24,796)	(24,796)	1.23
24,900	Pluralsight Inc	(545,243)	(15,427)	(15,427)	0.76
21,981	ProAssurance Corp	(613,066)	(17,346)	(17,346)	0.86
16,335	PTC Therapeutics Inc	(561,422)	(15,885)	(15,885)	0.78
41,213	Pure Storage Inc	(445,199)	(12,596)	(12,596)	0.62
7,092	Reata Pharmaceuticals Inc	(458,702)	(12,978)	(12,978)	0.64
36,742	Red Rock Resorts Inc	(546,329)	(15,458)	(15,458)	0.76
4,957	Rogers Corp	(561,151)	(15,877)	(15,877)	0.78
12,734	Saia Inc	(693,239)	(19,614)	(19,614)	0.97
5,634	Sanderson Farms Inc	(526,682)	(14,902)	(14,902)	0.74
5,323	Sarepta Therapeutics Inc	(565,326)	(15,995)	(15,995)	0.79
32,891	Seacoast Banking Corp of Florida	(634,567)	(17,954)	(17,954)	0.89
14,072	Shake Shack Inc	(749,614)	(21,210)	(21,210)	1.05
12,835	SiteOne Landscape Supply Inc	(676,485)	(19,140)	(19,140)	0.95
13,662	SJW Group	(632,537)	(17,897)	(17,897)	0.88
14,362	SkyWest Inc	(622,112)	(17,602)	(17,602)	0.87
75,028	Snap Inc	(899,345)	(25,446)	(25,446)	1.26
25,561	South Jersey Industries Inc	(620,996)	(17,570)	(17,570)	0.87
6,327	Spotify Technology SA	(699,448)	(19,790)	(19,790)	0.98
12,904	Square Inc	(740,335)	(20,947)	(20,947)	1.04
50,224	Summit Materials Inc	(660,794)	(18,696)	(18,696)	0.92
53,319	Sunrun Inc	(724,721)	(20,505)	(20,505)	1.01
9,334	Tandem Diabetes Care Inc	(422,431)	(11,952)	(11,952)	0.59
20,275	Targa Resources Corp	(562,880)	(15,926)	(15,926)	0.79
10,617	Teladoc Health Inc	(516,934)	(14,626)	(14,626)	0.72
2,166	Teleflex Inc	(525,048)	(14,856)	(14,856)	0.73
95,413	Tellurian Inc	(420,036)	(11,884)	(11,884)	0.59
10,240	TopBuild Corp	(592,755)	(16,771)	(16,771)	0.83
4,240	Trade Desk Inc/The	(796,575)	(22,538)	(22,538)	1.11
40,075	Trinity Industries Inc	(560,433)	(15,857)	(15,857)	0.78
6,019	Twilio Inc	(597,415)	(16,903)	(16,903)	0.84
15,800	UGI Corp	(575,953)	(16,296)	(16,296)	0.81
10,286	Ultragenyx Pharmaceutical Inc	(442,251)	(12,513)	(12,513)	0.62
76,707	Valaris plc	(448,242)	(12,683)	(12,683)	0.63
32,666	Veritex Holdings Inc	(596,431)	(16,875)	(16,875)	0.83
6,564	Vulcan Materials Co	(647,950)	(18,333)	(18,333)	0.91
12,539	Wabtec Corp	(694,970)	(19,663)	(19,663)	0.97
5,779	Wayfair Inc	(540,814)	(15,302)	(15,302)	0.76
51,246	Welbilt Inc	(600,381)	(16,987)	(16,987)	0.84
27,891	Western Midstream Partners LP	(537,306)	(15,203)	(15,203)	0.75
6,730	Wynn Resorts Ltd	(624,577)	(17,672)	(17,672)	0.86
39,945	Yext Inc	(593,100)	(16,781)	(16,781)	0.82

		$(71,520,965)	$(2,023,611)	$(2,023,611)	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2019
(Unaudited)

The open centrally cleared swap agreements held by the Fund at July 31, 2019, are as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
CDX.EM.31	Buy	0.00%	Quarterly	06/20/2024	$7,500,000	$ 197,954	$ 344,146	$(146,192)
CDX.HY.32	Buy	5.00%	Quarterly	06/20/2024	44,797,500	(3,342,753)	(2,500,816)	(841,937)

						$(3,144,799)	$(2,156,670)	$(988,129)

ADR — American Depositary Receipt
Cl — Class
EUR — Euro
PJSC — Public Joint Stock Company
PLC — Public Limited Company
USD — United States Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$10,033,963	$ —	$ —	$10,033,963
Brazil	11,708,830	—	—	11,708,830
Canada	72,802,939	—	—	72,802,939
China	14,283,885	—	—	14,283,885
Denmark	9,711,643	—	—	9,711,643
France	39,947,899	—	—	39,947,899
Germany	17,464,228	—	—	17,464,228
India	24,591,462	—	—	24,591,462
Indonesia	7,586,860	—	—	7,586,860
Italy	14,976,638	—	—	14,976,638
Japan	6,040,162	—	—	6,040,162
Russia	52,694,124	—	—	52,694,124
South Korea	10,649,680	—	—	10,649,680
Spain	26,792,033	—	—	26,792,033
Switzerland	35,292,818	—	—	35,292,818
United Kingdom	31,302,260	—	—	31,302,260
United States	295,973,098	—	—	295,973,098

Total Common Stock	681,852,522	—	—	681,852,522

U.S. Treasury Obligations	—	718,687,521	—	718,687,521

Total Investments in Securities	$681,852,522	$718,687,521	$ —	$1,400,540,043

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$895,167	$ –	$–	$895,167
Written Options	(1,197,782)	–	–	(1,197,782)
Futures Contracts*
Unrealized Appreciation	957,236	–	–	957,236
Unrealized Depreciation	(230,087)	–	–	(230,087)
Over the Counter Swaps
Total Return Swaps*
Unrealized Depreciation	–	(2,023,611)	–	(2,023,611)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(988,129)	–	(988,129)

Total Other Financial Instruments	$424,534	$ (3,011,740)	$–	$(2,587,206)

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2019
(Unaudited)

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities. As of July 31, 2019, the Fund did not hold any Level 3 securities. All transfers, if any, are recognized by the Fund at the end of the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
JULY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $11,218,918)
COMMON STOCK — 92.8%

	Shares	Fair Value
AUSTRALIA — 1.2%
Aristocrat Leisure	6,231	$130,602

BRAZIL — 1.3%
Arco Platform, Cl A*	3,400	150,076

CAMBODIA — 0.5%
NagaCorp	40,000	60,602

CHINA — 2.1%
Fosun International	96,500	127,464
Sinopec Engineering Group, Cl H	133,500	105,222

		232,686

FRANCE — 5.0%
Faurecia	4,700	223,725
Ipsen	1,400	160,715
Ubisoft Entertainment*	2,177	180,167

		564,607

GERMANY — 5.8%
Covestro(1)	5,000	227,544
KION Group	4,100	220,627
Siltronic	2,650	207,403

		655,574

INDONESIA — 2.2%
Bank Tabungan Negara Persero	1,385,300	243,122

ITALY — 0.8%
Nexi* (1)	8,006	85,737

JAPAN — 14.5%
Kanamoto	8,100	209,443
Marubeni	33,200	216,674
Mitsubishi Heavy Industries	5,500	227,907
Oji Holdings	23,900	124,344
Sankyu	3,300	177,452
Seino Holdings	13,100	164,367
Shizuoka Bank	24,400	168,663
Showa Denko	4,700	127,361
TS Tech	7,600	210,626

		1,626,837

NETHERLANDS — 3.5%
ASM International	1,800	147,493
Signify(1)	8,800	239,157

		386,650

PORTUGAL — 2.4%
NOS SGPS	43,900	273,361

RUSSIA — 2.2%
PhosAgro PJSC GDR	19,679	245,397

SOUTH KOREA — 6.0%
Hankook Tire & Technology	8,109	211,789
KT ADR	20,500	241,900
Lotte Chemical	1,090	214,665

		668,354

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
SPAIN — 1.6%
Mediaset Espana Comunicacion	31,000	$182,636

TAIWAN — 1.2%
Silicon Motion Technology ADR	3,750	135,750

UNITED KINGDOM — 3.4%
Dialog Semiconductor*	3,600	164,310
Rightmove	33,320	214,110

		378,420

UNITED STATES — 39.1%
AllianceBernstein Holding(2)	6,533	197,101
AMC Networks, Cl A*	3,100	165,478
Assetmark Financial Holdings*	5,000	141,450
Bio-Techne	967	203,215
Cirrus Logic*	3,000	147,150
Delek US Holdings	8,500	366,180
Elanco Animal Health*	5,400	177,984
Gaming and Leisure Properties†	4,300	162,153
HD Supply Holdings*	3,835	155,356
Hess Midstream Partners(2)	12,377	249,520
HollyFrontier	2,337	116,312
ITT	3,483	217,409
Lazard, Cl A(2)	4,303	166,569
Post Holdings*	2,078	222,803
Rexnord*	3,611	105,766
Take-Two Interactive Software*	1,000	122,520
TC PipeLines(2)	8,450	342,141
TreeHouse Foods*	3,800	225,492
Under Armour, Cl A*	7,283	168,019
VEREIT†	32,100	292,752
VICI Properties†	9,700	206,998
Voya Financial	4,171	234,285

		4,386,653

TOTAL COMMON STOCK (Cost $10,379,521)		$10,407,064

EXCHANGE TRADED FUND — 2.9%

	Shares	Fair Value
UNITED STATES — 2.9%
VanEck Vectors Junior Gold Miners ETF	8,738	$328,025

TOTAL EXCHANGE TRADED FUND (Cost $287,320)		$328,025

TOTAL INVESTMENTS — 95.7% (Cost $10,666,841)		$10,735,089

†	Real Estate Investment Trust.
*	Non-income producing security.
(1)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On July 31, 2019, the value of these securities amounted $552,438 and represented 4.9% of net assets.

(2)	Security considered Master Limited Partnership. At July 31, 2019, these securities amounted to $955,331 or 8.5% of net assets.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
JULY 31, 2019
(Unaudited)

Open OTC swap agreements held by the Fund at July 31, 2019, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Morgan Stanley	United Micro	Total Return	USD 1M LIBOR BBA + 100 BPs	At Maturity	01/08/21	$ 153,119	$31,943	$-	$31,943

						$ 153,119	$31,943	$-	$31,943

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

LIBOR — London Interbank Offered Rate

PJSC — Public Joint Stock Company

USD — United States Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$130,602	$—	$—	$130,602
Brazil	150,076	—	—	150,076
Cambodia	60,602	—	—	60,602
China	232,686	—	—	232,686
France	564,607	—	—	564,607
Germany	655,574	—	—	655,574
Indonesia	243,122	—	—	243,122
Italy	85,737	—	—	85,737
Japan	1,626,837	—	—	1,626,837
Netherlands	386,650	—	—	386,650
Portugal	273,361	—	—	273,361
Russia	245,397	—	—	245,397
South Korea	668,354	—	—	668,354
Spain	182,636	—	—	182,636
Taiwan	135,750	—	—	135,750
United Kingdom	378,420	—	—	378,420
United States	4,386,653	—	—	4,386,653

Total Common Stock	10,407,064	—	—	10,407,064

Exchange-Traded Fund	328,025	—	—	328,025

Total Investments in Securities	$10,735,089	$—	$—	$10,735,089

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps*
Total Return Swaps
Unrealized Appreciation	$—	$31,943	$—	$31,943

Total Other Financial Instruments	$—	$31,943	$—	$31,943

* Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended July 31, 2019, there were no transfers between Level 1 and 2 assets and liabilities. For the period ended July 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities. All transfers, if any, are recognized by the Fund at the end of the period.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
JULY 31, 2019
(Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

CHI-QH-001-0800